Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transaction with Related Parties

(a) Central Mare Inc.– Executive Officers and Other Personnel Agreements: On August 1, 2025, the Company entered into separate agreements with Central Mare, pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer and Chief Financial Officer) and a number of Managerial and administrative employees.

The Former Parent has agreed with Central Mare to manage and collect on its behalf all of the EUAs due to the Former Parent from the Former Parent’s (and hence the Company’s) charterers. The Company has entered into the same agreement with Central Mare subsequent to the spin-off date. As of December 31, 2024 and 2025, the amounts due from Central Mare were $351 and $1,099 respectively, referring exclusively to EUA’s collected on the Company’s behalf from the Company’s charterers. Such amount is included in Due from related parties in the accompanying consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year ended December 31,
	2023	2024	2025	Presented in:
Executive officers and other personnel expenses	-	-	48	General and administrative expenses – Consolidated statements of comprehensive income
Total	-	-	48

(b) Central Shipping Inc.(“CSI”) Management Agreements: On May 28, 2020, the Company’s vessel-owning subsidiaries entered into two management agreements, one for each vessel, with CSI (the “CSI Management Agreements”) and the Company entered into a letter agreement with CSI on July 15, 2025, as amended on December 30, 2025 (“CSI Letter Agreement”). The CSI Management Agreements and the CSI Letter Agreement (together the “Management Agreements”) can only be terminated subject to an eighteen-month advance notice, subject to a termination fee equal to twelve months of fees payable under the Management Agreements.

Pursuant to the Management Agreements, the Company pays a management fee of $670 per day for the provision of technical, commercial, operation, insurance, bunkering and crew management, commencing three months before the vessel is scheduled to be delivered by the shipyard. In addition, the Management Agreements provide for payment to CSI of: (i) $609 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% on all gross vessel sale proceeds or the purchase price paid for vessels; (iv) in the case of  a vessel under construction a 1.00% of commission denoted as “Newbuilding vessels monitoring fee” that is payable as follows: 25% of the commission on the purchase of the newbuilding construction contract, 25% of the commission on the steel cutting of the newbuilding vessel, 25% of the commission on launching of the newbuilding vessel and 25% of the commission on the delivery of the newbuilding vessel to the Company (“steel cutting” and “launching” are newbuilding vessel construction milestones, evidenced by notices received by the shipyard) and (v) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSI will perform supervision services for any newbuilding vessels while the vessels are under construction, for which the Company will pay CSI the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSI provides, at cost, all accounting, reporting and administrative services. Finally, the Management Agreements provide for a performance incentive fee for the provision of management services to be determined at the discretion of the Company’s Board of Directors. The Management Agreements have an initial term of five years, after which they will continue to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the Management Agreements, all fees payable to CSI are adjusted annually according to the US Consumer Price Inflation (“CPI”) of the previous year and if CPI is less than 2% then a 2% increase is effected and if CPI is more than 5% than a 5% increase is effected.

As of December 31, 2024 and 2025 CSI was owed $- and $160 by the Company. The fees charged by and expenses relating to CSI for the years ended December 31, 2023, 2024 and 2025 are as follows

	Year ended December 31,
	2023	2024	2025	Presented in:
Management fees	460	477	489	Management fees – related party –Statements of comprehensive income
Superintendent fees	13	14	9	Vessel operating expenses – Statements of comprehensive income
Accounting and reporting cost*	90	90	199	Management fees – related party – Statements of comprehensive income
Financing fees	164	-	209	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	310	302	295	Voyage expenses - Statements of comprehensive income
Newbuilding vessels monitoring fee	-	-	432	Deferred Charges- related party- Balance sheet
Total	1,037	883	1,633

*
Accounting and reporting cost for the years ended December 31, 2023 and 2024 and for the period from January 1, 2025 to the spin off date represents an allocation of the expenses incurred by the Former Parent based on the number of calendar days of the Company’s vessels to total calendar days of the Former Parent’s fleet.

(c) Short-term loans from Top Ships Inc. (“Top Ships bridge loan”) and Tribus Sororibus Lax Inc. (“Tribus” and “Tribus bridge loan”): On November 7, 2025 the Company entered into an unsecured short-term credit facility for up to $9,000 with Top Ships Inc and up to $11,500 with Tribus, a related party affiliated with the President, Chief Executive Officer and Director of the Former Parent, Mr. Evangelos Pistiolis. The Top Ships bridge loan and Tribus bridge loan were obtained to facilitate the refinancing of M/T Eco Malibu. Both facilities bore an interest of 6.0% per annum, an arrangement fee of 2.0% and a prepayment fee of 1.0% in case the Company prepaid the loan outstanding balance before its original maturity of 90 days. The total amount of $20,500 was drawn down on November 7, 2025. Rubico prepaid the outstanding amount of $20,500 on November 12, 2025 together with interest, arrangement fees and prepayment fees. Related party interest expense, arrangement fees and prepayment fees for the year ended December 31, 2025 incurred in connection with these credit facilities, amounted to $19, $451 and $205 respectively and are included in interest and finance costs in the accompanying consolidated statements of comprehensive income. As of December 31, 2025, there were no interest, arrangement or prepayment fees due to Top Ships Inc or Tribus. Due to the related party nature, the abovementioned transactions were approved by a special committee of the Company’s board of directors (the “Special Committee”), of which all of the directors were independent after obtaining a fairness opinion relating to the bridge loans. As of December 31, 2025, the Former Parent owed $139 to the Company.

(d) Advances for asset acquisitions to related party: On December 4, 2025, the Company entered into a letter of intent (“LOI”) relating to the prospective purchase from the Former Parent of Roman Explorer Inc. (see below) whereby the Former Parent was precluded from marketing or selling the Newbuilding Yacht until March 31, 2026. The consideration for the LOI was $4,000 (“LOI advance”) and it was netted-off against the New Yacht consideration (see below). The consideration was refundable in case the Company elected not to proceed with the acquisition of Roman Explorer Inc. The Company on December 31, 2025 (the “Newbuilding Yacht SPA signing date”) entered into an SPA for the purchase from the Former Parent of Roman Explorer Inc., a wholly owned subsidiary that owns 100% of the Newbuilding Yacht for a consideration of $38,000 (the “New Yacht Consideration”). On the Newbuilding Yacht SPA signing date, the Company settled $19,500 of the New Yacht Consideration by netting-off the LOI advance and by paying $15,500. The remaining $18,500 will be settled in installments over a period of 300 days following the Company’s entry into the Newbuilding Yacht SPA. Under certain circumstances the Former Parent can demand the payment of installments in the form of newly-issued Series E Perpetual Convertible Preferred Shares (see below). As of the date of these financial statements the Company had settled $23,500 of the New Yacht consideration. In connection with the signing of the Newbuilding Yacht SPA the Company was charged with $432 from CSI as a newbuilding monitoring fee (see Note 5b). The abovementioned transaction was approved by a special committee of the Company’s board of directors (the “Special Committee”), of which all of the directors were independent. The Special Committee obtained a fairness opinion relating to the consideration of the transaction from an independent financial advisor.

(e) Series E Perpetual Convertible Preferred Shares: As contemplated by the Newbuilding Yacht SPA, the Former Parent may under certain circumstances demand the payment of installments in the form of newly-issued Series E Perpetual Convertible Preferred Shares (the “Series E Preferred Shares”, see Note 9). As of December 31, 2025 no Series E Preferred Shares are issued.

(f) General and administrative expenses allocation prior to Spin-off: Until the spin-off date, part of the general and administrative expenses incurred by the Former Parent have been allocated to the Company based on the number of calendar days of the Company’s vessels to total calendar days of the Former Parent’s fleet.